UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-07732

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: March 31, 2008

Date of reporting period: September 30, 2007

ITEM 1.	REPORTS TO STOCKHOLDERS.

SEMI-ANNUAL REPORT

AllianceBernstein Global High Income Fund

(formerly Alliance World Dollar Government Fund II)

September 30, 2007

Semi-Annual Report

Investment Products Offered

•	Are Not FDIC Insured
•	May Lose Value
•	Are Not Bank Guaranteed

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AllianceBernstein’s web site at www.alliancebernstein.com, or go to the Securities and Exchange Commission’s (the “Commission”) web site at www.sec.gov, or call AllianceBernstein® at (800) 227-4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s web site at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

AllianceBernstein Investments, Inc. is an affiliate of AllianceBernstein L.P., the manager of the AllianceBernstein funds, and is a member of FINRA.

AllianceBernstein® and the AB Logo are registered trademarks and service marks used by permission of the owner, AllianceBernstein L.P.

November 20, 2007

Semi-Annual Report

This report provides management’s discussion of fund performance for AllianceBernstein Global High Income Fund (the “Fund”) for the semi-annual reporting period ended September 30, 2007. The Fund is a closed-end fund that trades under the New York Stock exchange symbol “AWF.” Effective January 26, 2007, the Fund changed its name from Alliance World Dollar Government Fund II, Inc. to AllianceBernstein Global High Income Fund, Inc. to reflect the new investment policies and guidelines, which are discussed below, and to brand the Fund with the same AllianceBernstein name used for most other funds in the AllianceBernstein family of funds. On April 13, 2007, the Fund acquired all of the assets and assumed the liabilities of Alliance World Dollar Government Fund, Inc. in exchange for shares of the Fund.

Investment Objective and Policies

This closed-end fund seeks high current income and secondarily, capital appreciation. At a Special Meeting of the Fund’s stockholders held on December 12, 2006, stockholders approved a proposal to eliminate the fundamental investment restriction requiring that the Fund invest at least 65% of its total assets in sovereign debt obligations issued or guaranteed by foreign governments. The Fund is now permitted to invest, without limit, in securities denominated in non-U.S. currencies as well as those denominated in the U.S. dollar. The Fund may also invest, without limit, in sovereign debt securities issued by emerging and developed nations and in debt securities of U.S. and non-

U.S. corporate issuers. For more information regarding the Fund’s risks, please see “A Word About Risk” on page 4 and “Note E—Risks Involved in Investing in the Fund” of the Notes to Financial Statements on page 33.

Investment Results

The table on page 5 shows the Fund’s performance compared to its benchmark, the J.P. Morgan Emerging Markets Bond Index Global (JPM EMBI Global).

The Fund outperformed its benchmark for both the six-and 12-month periods ended September 30, 2007. Contributing positively to performance for both periods was the Fund’s exposure to unhedged local currency emerging-market debt, which significantly outperformed the benchmark. The Fund’s exposure to local debt, particularly in Brazil and Turkey, significantly added to the Fund’s premium. The Fund’s underweight in Venezuela, which underperformed, also contributed positively, as did the Fund’s use of leverage.

Detracting from performance for both the six- and 12-month periods ended September 30, 2007, was the Fund’s overweight in Argentina, which underperformed, and the Fund’s underweight in Ecuador. The Fund’s defensive security selection in Argentina offset some of the negative impact of the country weighting.

Market Review and Investment Strategy

Volatility returned to the capital markets as the credit crisis in the U.S.

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	1

subprime mortgage market spilled over, in the form of a liquidity crunch, into other sectors and asset classes. As investors flocked to the safety of the highest-quality securities, government bond yields fell worldwide and yield spreads widened across fixed-income markets.

Overall growth in emerging-market countries remained quite strong, aided by solid commodity prices. Inflows into the asset class slowed and external accounts turned somewhat less favorable. Dollar reserve accumulation slowed in key countries like Russia, Brazil and Argentina. Consequently, emerging-market debt posted a relatively weak six-month return of 1.12% as represented by the JPM EMBI Global— despite a rally in September 2007, after the U.S. Federal Reserve (the “Fed”) cut interest rates by 50 basis points to 4.75%. Emerging-market debt, however, proved resilient, outperforming both investment-grade and high-yield corporates during the reporting period. Emerging-market spreads widened 44 basis points to end the 12-month period at 214 basis points over Treasuries.

For the six-month period, divergence appeared as the performance range across emerging-market debt became more correlated with the strength of individual country fundamentals. Non-Latin countries at 2.04% outpaced the Latin region at 0.33%. Outperforming countries within the Index for the six-month period included Ecuador at 9.32%, Turkey at 3.81% and Brazil at 3.15%. Ecuador bounced back, benefiting from the rising price of oil, a major source of federal revenues, and waning concerns over debt restructuring. Underperforming countries for the period included Argentina at -17.02% and Venezuela at -9.74%. Argentina was negatively impacted during the period by skepticism over the accuracy of government economic data, and by the viability of fiscal and monetary policies and the willingness of the presumed next president to change those policies.

Emerging-market debt in local currency terms (unhedged in U.S. dollars) was significantly stronger than U.S. dollar-denominated debt. Local currency emerging-market debt overall returned 8.87% for the six-month reporting period due to strong local currencies and falling interest rates. Brazil and Turkey, two of the Fund’s largest local currency holdings, significantly outperformed, posting strong returns of 20.03% and 29.91%, respectively. The Brazilian real excelled versus the U.S. dollar and enhanced the gains from the Fund’s longstanding Brazil overweight. Dollar-denominated Brazilian sovereigns benefited from ongoing strength in economic fundamentals, as well as growing investor recognition that Brazil would continue to retire external debt.

Lastly, the appreciation of the Turkish lira during the 12-month period under review magnified the positive impact of political and economic news on Turkish debt prices. The lira was one of the world’s strongest currencies versus the U.S. dollar, which served to boost returns of Turkish bonds in dollar terms. On the political front, investors expressed confidence that

2	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

newly elected President Abdullah Gul would maintain Turkey’s debt-friendly fiscal and monetary policies. Positive economic developments included an official rate cut in September 2007 that prompted expectations of further cuts, and successful efforts to bring down inflation.

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	3

HISTORICAL PERFORMANCE

An Important Note About the Value of Historical Performance

The performance shown on the following page represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. All fees and expenses related to the operation of the Fund have been deducted. Performance assumes reinvestment of distributions and does not account for taxes.

AllianceBernstein Global High Income Fund Shareholder Information

The Fund’s NYSE trading symbol is “AWF.” Weekly comparative and market price information about the Fund is published each Monday in The Wall Street Journal, each Sunday in The New York Times, each Saturday in Barron’s and other newspapers in a table called “Closed-End Funds.” For additional shareholder information regarding this Fund, please see page 40.

Benchmark Disclosure

The unmanaged J.P. Morgan Emerging Markets Bond Index Global (JPM EMBI Global) does not reflect fees and expenses associated with the active management of a mutual fund portfolio. The JPM EMBI Global tracks total returns for U.S. dollar-denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities, Brady bonds, loans and Eurobonds. An investor cannot invest directly in an index, and its results are not indicative of the performance of any specific investment, including the Fund.

A Word About Risk

The Fund invests primarily in foreign securities which may result in significant fluctuations due to changes in foreign exchange rates and the possibility of substantial volatility due to political and economic uncertainty in foreign countries. The Fund may invest in securities of emerging market nations, which may present market, credit, currency, liquidity, legal, political and other risks different from, or greater than, the risks of investing in developed foreign countries. Fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect the value of the Fund’s investments or reduce the returns of the Fund. Price fluctuation in the Fund’s portfolio securities may be caused by changes in the general level of interest rates or changes in bond credit quality ratings. Please note, as interest rates rise, existing bond prices fall and can cause the value of an investment in the Fund to decline. Changes in interest rates have a greater effect on bonds with longer maturities than on those with shorter maturities. At the discretion of the Fund’s Adviser, the Fund may invest substantially all of its net assets in bonds that are rated below investment grade (i.e., “junk bonds”) and up to 50% in securities that are not readily marketable. These high-yield bonds involve a greater risk of default and price volatility than other bonds. Investing in non investment grade securities presents special risks, including credit risk. Investments in the Fund are not guaranteed because of fluctuation in the net asset value of the underlying fixed-income related investments. Similar to direct bond ownership, bond funds have the same interest rate, inflation and credit risks that are associated with the underlying bonds owned by the Fund. The Fund utilizes leverage, which increases volatility since leverage magnifies both positive and negative performance. The Fund maintains asset coverage of at least 300%. While the Fund invests principally in bonds and other fixed-income securities, in order to achieve its investment objectives, the Fund may at times use certain types of investment derivatives, such as options, futures, forwards and swaps. These instruments involve risks different from, and in certain cases, greater than, the risks presented by more traditional investments.

(Historical Performance continued on next page)

4	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Historical Performance

HISTORICAL PERFORMANCE

(continued from previous page)

THE FUND VS. ITS BENCHMARK PERIODS ENDED SEPTEMBER 30, 2007	Returns
	6 Months	12 Months
AllianceBernstein Global High Income Fund (NAV)	3.10%	10.87%

J.P. Morgan Emerging Markets Bond Index Global	1.12%	7.51%

The Fund’s Market Price per share on September 30, 2007, was $13.60. The Fund’s Net Asset Value price per share on September 30, 2007, was $14.72. For additional Financial Highlights, please see page 37.

See Historical Performance and Benchmark Disclosures on previous page.

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	5

Historical Performance

PORTFOLIO SUMMARY

September 30, 2007 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($bil): $1.1

*	All data are as of September 30, 2007. The Fund’s security type and country breakdowns are expressed as a percentage of total investments and may vary over time. “Other” country weightings represents 2.6% or less in the following countries: Australia, Bermuda, Bulgaria, Canada, Cayman Islands, China, Costa Rica, Dominican Republic, Ecuador, El Salvador, France, Germany, Hong Kong, Hungary, Iceland, Ireland, Jamaica, Kazakhstan, Lebanon, Luxembourg, Malaysia, Netherlands, Nigeria, Pakistan, Singapore, Ukraine, United Kingdom and Uruguay.

6	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Portfolio Summary

PORTFOLIO OF INVESTMENTS

September 30, 2007 (unaudited)

	Principal Amount (000)		U.S. $ Value

SOVEREIGNS – 74.3%
Argentina – 4.0%
Argentina Bonos 10.50%, 6/12/12(a)	ARS	8,741	$2,310,211
Republic of Argentina Zero Coupon, 12/15/35(a)(b)*	US$	3	389
8.28%, 12/31/33(a)		16,441	14,919,849
5.389%, 8/03/12(a)(c)		26,939	24,196,329
Series V 7.00%, 3/28/11(a)		3,375	3,174,281

			44,601,059

Brazil – 13.9%
Republic of Brazil 7.125%, 1/20/37(a)(d)		47,055	52,583,962
8.25%, 1/20/34(a)		18,466	23,257,927
8.875%, 10/14/19-4/15/24(a)		22,267	28,324,715
12.50%, 1/05/16-1/05/22(a)	BRL	80,627	52,526,112

			156,692,716

Bulgaria – 0.4%
Republic of Bulgaria 8.25%, 1/15/15(a)(e)	US$	3,629	4,236,858

Colombia – 3.3%
Republic of Colombia 7.375%, 9/18/37(a)		9,099	9,995,252
10.75%, 1/15/13(a)		8,433	10,288,260
11.75%, 3/01/10(a)	COP	2,820,000	1,459,031
12.00%, 10/22/15(a)		28,190,000	15,696,522

			37,439,065

Costa Rica – 0.6%
Republic of Costa Rica Zero Coupon, 1/10/08(a)	CRC	2,701	2,653,357
8.05%, 1/31/13(a)(e)	US$	2,146	2,339,140
8.11%, 2/01/12(a)(e)		1,984	2,152,640

			7,145,137

Dominican Republic – 1.1%
Dominican Republic Zero Coupon, 5/12/08(a)		2,485	2,246,078
8.625%, 4/20/27(a)(e)		4,015	4,516,875
11.871%, 1/07/08(a)	DOP	5,609	5,528,682

			12,291,635

Ecuador – 0.4%
Republic of Ecuador 10.00%, 8/15/30(a)(e)(f)	US$	4,557	4,215,225

El Salvador – 1.0%
Republic of El Salvador 7.625%, 9/21/34(a)(e)		2,642	2,985,460

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	7

Portfolio of Investments

	Principal Amount (000)		U.S. $ Value

7.65%, 6/15/35(a)(e)	US$	3,469	$3,885,280
8.50%, 7/25/11(a)(e)		4,125	4,512,750

			11,383,490

Hungary – 1.6%
Hungary 6.50%, 8/12/09(a)	HUF	2,578,600	14,483,373
Republic of Hungary Series 10/C 6.75%, 4/12/10(a)		520,000	2,942,769

			17,426,142

Indonesia – 3.4%
Indonesia Rupiah Structured Note 11.00%, 10/15/14(a)	IDR	10,440	10,286,636
Republic of Indonesia 6.625%, 2/17/37(a)(e)	US$	3,650	3,490,988
6.75%, 3/10/14(a)(e)		13,135	13,543,653
6.875%, 3/09/17(a)(e)		1,151	1,201,356
7.25%, 4/20/15(a)(e)		2,787	2,954,220
7.50%, 1/15/16(a)(e)		1,780	1,916,170
8.50%, 10/12/35(a)(e)		3,568	4,210,240

			37,603,263

Jamaica – 0.4%
Government of Jamaica 9.25%, 10/17/25(a)		1,066	1,193,920
10.625%, 6/20/17(a)		2,988	3,560,202

			4,754,122

Lebanon – 1.1%
Lebanese Republic 7.875%, 5/20/11(a)(e)		2,805	2,678,775
10.125%, 8/06/08(a)(e)		8,480	8,522,400
11.625%, 5/11/16(a)(e)		1,262	1,400,820

			12,601,995

Malaysia – 0.5%
Malaysia 7.50%, 7/15/11(a)		4,887	5,296,399

Mexico – 4.0%
Mexican Bonos Series M 9.00%, 12/22/11(a)	MXN	92,523	8,861,179
Series M 20 10.00%, 12/05/24(a)		119,084	13,005,682
Series MI10 9.00%, 12/20/12(a)		103,351	9,945,362
United Mexican States 8.125%, 12/30/19(a)	US$	10,913	13,275,665

			45,087,888

8	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Portfolio of Investments

	Principal Amount (000)		U.S. $ Value

Pakistan – 0.2%
Republic of Pakistan 6.875%, 6/01/17(a)(e)	US$	2,624	$2,309,120

Panama – 4.8%
Republic of Panama 6.70%, 1/26/36(a)		3,139	3,222,184
7.125%, 1/29/26(a)		5,582	6,028,560
7.25%, 3/15/15(a)		2,631	2,815,170
8.875%, 9/30/27(a)		10,586	13,497,150
9.375%, 7/23/12-4/01/29(a)		22,694	28,681,511

			54,244,575

Peru – 3.5%
Peru Bono Soberano 6.90%, 8/12/37(a)	PEN	5,091	1,711,117
8.20%, 8/12/26(a)		29,664	11,420,327
Republic of Peru 7.35%, 7/21/25(a)	US$	5,765	6,586,513
8.75%, 11/21/33(a)(d)		15,308	20,114,712

			39,832,669

Philippines – 7.9%
Republic of Philippines 7.50%, 9/25/24(a)		2,500	2,746,875
7.75%, 1/14/31(a)		7,127	7,893,153
8.25%, 1/15/14(a)(d)		13,445	15,024,787
8.375%, 2/15/11(a)		684	740,430
8.875%, 3/17/15(a)(d)		22,505	26,162,063
9.00%, 2/15/13(a)		2,829	3,225,060
9.50%, 10/21/24-2/02/30(a)		6,533	8,339,665
9.875%, 1/15/19(d)		14,521	18,477,972
10.625%, 3/16/25(a)		4,406	6,179,415

			88,789,420

Russia – 6.9%
Russian Federation 7.50%, 3/31/30(a)(e)		56,912	63,599,249
11.00%, 7/24/18(a)(e)		3,170	4,458,605
Russian Ministry of Finance Series V 3.00%, 5/14/08(a)		8,205	8,051,566
Series VII 3.00%, 5/14/11(a)		1,080	985,500

			77,094,920

South Africa – 2.4%
Republic of South Africa 5.875%, 5/30/22(a)		2,850	2,803,688
7.375%, 4/25/12(a)		5,901	6,373,080
Series R153 13.00%, 8/31/10(a)	ZAR	109,682	17,535,010

			26,711,778

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	9

Portfolio of Investments

	Principal Amount (000)		U.S. $ Value

Turkey – 5.5%
Republic of Turkey 6.875%, 3/17/36(a)	US$	5,000	$4,775,000
Turkey Government Bond Zero Coupon, 11/26/08(a)	TRY	82,690	56,937,580

			61,712,580

Ukraine – 0.8%
Government of Ukraine 6.58%, 11/21/16(a)(e)	US$	4,363	4,424,082
7.65%, 6/11/13(a)(e)		4,720	5,003,200

			9,427,282

Uruguay – 1.8%
Republic of Uruguay 7.625%, 3/21/36(a)		1,700	1,814,750
7.875%, 1/15/33(a)(g)		4,950	5,481,592
8.00%, 11/18/22(a)		6,855	7,591,444
9.25%, 5/17/17(a)		4,178	4,946,752

			19,834,538

Venezuela – 4.8%
Republic of Venezuela 5.75%, 2/26/16(a)		8,375	7,076,453
6.00%, 12/09/20(a)		4,751	3,800,800
7.00%, 12/01/18(a)(e)		16,282	14,490,980
7.65%, 4/21/25(a)		11,972	10,774,800
8.50%, 10/08/14(a)		2,793	2,799,982
9.25%, 9/15/27(a)		3,672	3,818,880
9.375%, 1/13/34(a)		5,790	6,050,550
13.625%, 8/15/18(a)		3,938	5,198,160

			54,010,605

Total Sovereigns (cost $765,568,650)			834,742,481

CORPORATES – 28.4%
Bermuda – 0.5%
Digicel Ltd. 9.25%, 9/01/12(a)(e)		3,416	3,509,940
Intelsat Bermuda Ltd. 11.25%, 6/15/16(a)		1,600	1,714,000
Intelsat Subsidiary Holding Co. Ltd. 8.625%, 1/15/15(a)		650	663,000

			5,886,940

Brazil – 0.7%
Banco BMG SA 9.15%, 1/15/16(a)(e)		3,300	3,516,975
Republic of Brazil 8.75%, 2/04/25(a)		3,934	5,035,520

			8,552,495

10	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Portfolio of Investments

	Principal Amount (000)		U.S. $ Value

Canada – 0.5%
Bombardier, Inc. 6.30%, 5/01/14(a)(e)	US$	1,655	$1,621,900
8.00%, 11/15/14(a)(e)		1,050	1,081,500
Domtar, Inc. 5.375%, 12/01/13(a)		400	366,000
Nortel Networks Ltd. 10.75%, 7/15/16(a)(e)		600	627,000
Quebecor Media, Inc. 7.75%, 3/15/16(a)		1,400	1,335,250
Shaw Communications, Inc. 7.20%, 12/15/11(a)		200	204,500

			5,236,150

Cayman Islands – 0.8%
C&M Finance Ltd. 8.10%, 2/01/16(a)(e)		1,405	1,394,463
Chaoda Modern Agriculture 7.75%, 2/08/10(a)(e)		100	97,250
Seagate Technology HDD Holding 6.375%, 10/01/11(a)		1,600	1,572,000
Vale Overseas Ltd. 6.875%, 11/21/36(a)		5,552	5,720,042

			8,783,755

China – 0.3%
Chaoda Modern Agriculture 7.75%, 2/08/10(a)(e)		3,876	3,769,410

France – 0.0%
CIE Gener De Geophysique 7.50%, 5/15/15(a)		580	597,400

Germany – 0.3%
Citigroup (JSC Severstal) 9.25%, 4/19/14(a)(e)		2,256	2,424,252
Tyumen Oil Co. 11.00%, 11/06/07(a)(e)		1,075	1,078,225

			3,502,477

Hong Kong – 0.4%
Noble Group Ltd. 6.625%, 3/17/15(a)(e)		4,731	4,400,999

Ireland – 0.4%
Elan Finance PLC/Elan Finance Corp. 7.75%, 11/15/11(a)		1,500	1,470,000
Gazprombank 6.50%, 9/23/15(a)		1,950	1,859,813
Red Arrow Intl Leasing PLC 8.375%, 3/31/12(a)	RUB	21,230	866,868

			4,196,681

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	11

Portfolio of Investments

	Principal Amount (000)		U.S. $ Value

Kazakhstan – 0.2%
Tengizchevroil Finance Co. 6.124%, 11/15/14(a)(e)	US$	2,839	$2,796,131

Luxembourg – 2.0%
Basell AF SCA 8.375%, 8/15/15(a)(e)		750	684,375
Evraz Group SA 8.25%, 11/10/15(a)(e)		3,933	3,942,832
Gazprom 6.212%, 11/22/16(a)(e)		814	806,837
6.51%, 3/07/22(a)(e)		4,690	4,642,631
Gazstream SA 5.625%, 7/22/13(a)(e)		1,552	1,536,480
Mobile Telesystems Finance 9.75%, 1/30/08(a)(e)		2,740	2,764,386
RS Finance (RSB) 7.50%, 10/07/10(a)(e)		1,933	1,710,705
Russia Agriculture Bank Rshb C 6.299%, 5/15/17(a)(e)		3,254	3,063,316
Russian Standard Finance 7.50%, 10/07/10(a)(e)		3,412	2,993,689

			22,145,251

Malaysia – 0.6%
Petronas Capital Ltd. 7.00%, 5/22/12(a)(e)		6,437	6,886,303

Netherlands – 0.6%
ALB Finance BV 9.25%, 9/25/13(a)(e)		2,985	2,676,261
Kazkommerts International BV 8.50%, 4/16/13(a)(e)		3,000	2,837,700
Majapahit Holding BV 7.875%, 6/29/37(a)(e)		699	683,272
NXP BV / NXP Funding LLC 8.11%, 10/15/13(a)(c)		250	232,188
9.50%, 10/15/15(a)		250	233,125

			6,662,546

Panama – 0.3%
MMG Fiduciary (AES El Salvador) 6.75%, 2/01/16(a)(e)		3,100	3,045,762

Peru – 1.2%
IIRSA Norte Finance Ltd. 8.75%, 5/30/24(a)(e)		2,282	2,698,568
Telefonica del Peru SAA 8.00%, 4/11/16(a)(e)	PEN	32,695	11,190,857

			13,889,425

12	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Portfolio of Investments

	Principal Amount (000)		U.S. $ Value

Russia – 3.4%
Alfa Bond Issuance PLC 8.625%, 12/09/15(a)(b)	US$	2,360	$2,275,040
Gallery Capital SA 10.125%, 5/15/13(a)(e)		2,567	2,412,295
Gazprom OAO 9.625%, 3/01/13(a)(e)		21,540	24,729,859
Mobile Telesystems Finance 9.75%, 1/30/08(a)(e)		2,650	2,664,575
TNK-BP Finance SA 7.50%, 7/18/16(a)(e)		5,777	5,745,122

			37,826,891

Singapore – 0.1%
Avago Technologies Finance 10.125%, 12/01/13(a)		200	215,000
Flextronics International Ltd. 6.50%, 5/15/13(a)		750	716,250

			931,250

United Kingdom – 0.2%
Ineos Group Holdings PLC 8.50%, 2/15/16(a)(e)		850	813,875
Inmarsat Finance PLC 7.625%, 6/30/12(a)		1,000	1,030,000

			1,843,875

United States – 15.9%
The AES Corp. 7.75%, 3/01/14(a)		1,900	1,928,500
AK Steel Corp. 7.75%, 6/15/12(a)		800	810,000
Albertson’s, Inc. 7.45%, 8/01/29(a)		1,900	1,828,948
Albritton Communications Co. 7.75%, 12/15/12(a)		700	707,000
Allegheny Energy Supply 8.25%, 4/15/12(a)(e)		1,650	1,769,625
Allied Waste North America, Inc. 6.875%, 6/01/17(a)		1,230	1,236,150
Series B 7.375%, 4/15/14(a)		1,250	1,256,250
Alltel Corp. 7.875%, 7/01/32(a)		1,050	850,750
American Tower Corp. 7.00%, 10/15/17(a)(e)		685	689,281
7.125%, 10/15/12(a)		1,350	1,380,375
Amkor Technology, Inc. 9.25%, 6/01/16(a)		900	909,000
Aquila, Inc. 14.875%, 7/01/12(a)		700	882,000

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	13

Portfolio of Investments

	Principal Amount (000)		U.S. $ Value

ARAMARK Corp. 8.50%, 2/01/15(a)	US$	1,000	$1,020,000
Arch Western Finance LLC 6.75%, 7/01/13(a)		400	392,000
Associated Materials, Inc. Zero Coupon, 3/01/14(a)(h)		1,000	630,000
Avis Budget Car Rental 7.75%, 5/15/16(a)		750	735,000
Berry Plastics Holding Corp. 8.875%, 9/15/14(a)		700	715,750
10.25%, 3/01/16(a)		300	294,000
The Bon-Ton Dept Stores, Inc. 10.25%, 3/15/14(a)		550	514,250
Boyd Gaming Corp. 7.75%, 12/15/12(a)		450	462,375
Broder Brothers Co. Series B 11.25%, 10/15/10(a)		400	348,000
Burlington Coat Factory Warehouse Corp. 11.125%, 4/15/14(a)		250	233,750
CA, Inc. 4.75%, 12/01/09(a)(e)		500	498,874
Cablevision Systems Corp. Series B 8.00%, 4/15/12(a)		900	873,000
Cadbury Schweppes US Finance LLC 5.125%, 10/01/13(a)(e)		530	506,397
Case Corp. 7.25%, 1/15/16(a)		1,265	1,309,275
Case New Holland, Inc. 7.125%, 3/01/14(a)		1,985	2,034,625
CCH I Holdings LLC 11.75%, 5/15/14(a)		3,250	3,006,250
CDX North America High Yield Series 8-T1 7.625%, 6/29/12(a)(e)		10,000	9,662,500
Chesapeake Energy Corp. 6.375%, 6/15/15(a)		1,800	1,766,250
Citizens Communications Co. 6.25%, 1/15/13(a)		1,000	975,000
Clear Channel Communications, Inc. 5.50%, 9/15/14(a)		2,100	1,648,844
Community Health Systems, Inc. 8.875%, 7/15/15(a)(e)		1,115	1,145,663
Complete Production Services, Inc. 8.00%, 12/15/16(a)		200	197,750
Continental Airlines, Inc. Series RJO3 7.875%, 7/02/18(a)		800	786,057
Couche-Tard, Inc. 7.50%, 12/15/13(a)		700	712,250
Cricket Communications, Inc. 9.375%, 11/01/14(a)		1,000	1,015,000

14	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Portfolio of Investments

	Principal Amount (000)		U.S. $ Value

Crown Americas 7.625%, 11/15/13(a)	US$	800	$821,000
Crum & Forster Holdings Corp. 7.75%, 5/01/17(a)		500	475,000
CSC Holdings, Inc. 7.625%, 7/15/18(a)		2,000	1,910,000
DaVita, Inc. 7.25%, 3/15/15(a)		700	701,750
DirecTV Holdings LLC 6.375%, 6/15/15(a)		1,700	1,612,875
Dobson Communications Corp. 8.875%, 10/01/13(a)		750	798,750
Dole Food Company, Inc. 8.875%, 3/15/11(a)		600	585,000
Dynegy Holdings, Inc. 7.75%, 6/01/19(a)(e)		1,900	1,816,875
8.375%, 5/01/16(a)		1,460	1,467,300
Echostar DBS Corp. 6.625%, 10/01/14(a)		1,535	1,542,675
7.125%, 2/01/16(a)		1,000	1,027,500
Edison Mission Energy 7.00%, 5/15/17(a)(e)		1,925	1,896,125
7.50%, 6/15/13(a)		700	717,500
7.75%, 6/15/16(a)		700	724,500
El Paso Corp. 7.375%, 12/15/12(a)		1,000	1,032,000
Enterprise Products Operating LP 8.375%, 8/01/66(a)(b)		1,545	1,587,877
Ford Motor Credit Co. 7.00%, 10/01/13(a)		3,700	3,343,690
7.45%, 7/16/31(a)		2,250	1,766,250
8.11%, 1/13/12(a)(c)		500	472,455
Freeport-McMoRan Copper & Gold, Inc. 8.375%, 4/01/17(a)		1,580	1,726,150
Freescale Semiconductor, Inc. 8.875%, 12/15/14(a)		500	482,500
10.125%, 12/15/16(a)		1,500	1,395,000
Gaylord Entertainment Co. 8.00%, 11/15/13(a)		800	811,000
General Motors Acceptance Corp. 6.75%, 12/01/14(a)		2,795	2,533,324
8.00%, 11/01/31(a)		820	804,487
General Motors Corp. 8.375%, 7/15/33(a)		1,920	1,682,400
Georgia-Pacific Corp. 7.125%, 1/15/17(a)(e)		800	774,000
Goodman Global Holdings, Inc. 7.875%, 12/15/12(a)		550	540,375
The Goodyear Tire & Rubber Co. 9.00%, 7/01/15(a)		500	533,750

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	15

Portfolio of Investments

	Principal Amount (000)		U.S. $ Value

Greektown Holdings LLC 10.75%, 12/01/13(a)(e)	US$	200	$198,000
GSC Holdings Corp. 8.00%, 10/01/12(a)		1,200	1,248,000
Hanger Orthopedic Group, Inc. 10.25%, 6/01/14(a)		450	461,250
Harrah’s Operating Co., Inc 5.625%, 6/01/15(a)		2,304	1,831,680
5.75%, 10/01/17(a)		196	149,940
6.50%, 6/01/16(a)		1,615	1,316,225
HCA, Inc. 6.375%, 1/15/15(a)		2,210	1,884,025
9.25%, 11/15/16(a)(e)		1,850	1,965,625
Healthsouth Corp. 10.75%, 6/15/16(a)		550	578,875
Hertz Corp. 8.875%, 1/01/14(a)		500	515,000
10.50%, 1/01/16(a)		550	594,000
Hexion Us Fin/nova Scotia 10.058%, 11/15/14(a)(c)		550	566,500
Hilcorp Energy I LP/Hilcorp Finance Co. 7.75%, 11/01/15(a)(e)		300	293,250
Hilton Hotels Corp. 7.625%, 12/01/12		400	455,100
Host Hotels & Resorts LP 6.875%, 11/01/14(a)		200	199,500
Host Marriott LP Series O 6.375%, 3/15/15(a)		1,500	1,466,250
Huntsman International LLC 7.875%, 11/15/14(a)		850	905,250
IASIS Healthcare Corp. 8.75%, 6/15/14(a)		700	708,750
Idearc, Inc. 8.00%, 11/15/16(a)		1,000	997,500
Iron Mountain, Inc. 6.625%, 1/01/16(a)		750	701,250
Jefferson Smurfit Corp. US 8.25%, 10/01/12(a)		400	401,000
JPMorgan Chase 7.00%, 6/28/17(a)(e)	RUB	168,000	6,356,863
KB Home 7.75%, 2/01/10(a)	US$	600	568,500
Keystone Automotive Operations, Inc. 9.75%, 11/01/13(a)		700	570,500
Kinder Morgan Finance Co. 5.70%, 1/05/16(a)		250	227,236
L-3 Communications Corp. 5.875%, 1/15/15(a)		800	768,000
Lamar Media Corp. 6.625%, 8/15/15(a)		350	337,750

16	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Portfolio of Investments

	Principal Amount (000)		U.S. $ Value

Lear Corp. Series B 5.75%, 8/01/14(a)	US$	365	$306,600
8.50%, 12/01/13(a)		600	574,500
8.75%, 12/01/16(a)		1,505	1,414,700
Level 3 Financing, Inc. 8.75%, 2/15/17(a)		1,350	1,302,750
9.25%, 11/01/14(a)		1,305	1,285,425
12.25%, 3/15/13(a)		295	325,237
Liberty Media Corp. 5.70%, 5/15/13(a)		350	326,980
8.25%, 2/01/30(a)		350	343,000
Liberty Mutual Group, Inc. 5.75%, 3/15/14(a)(e)		600	586,853
7.80%, 3/15/37(a)(e)		495	459,325
Lyondell Chemical Co. 8.00%, 9/15/14(a)		650	715,000
8.25%, 9/15/16(a)		1,250	1,409,375
MGM Mirage 6.625%, 7/15/15(a)		3,400	3,225,750
Mirant Americas Generation LLC 8.50%, 10/01/21(a)		1,570	1,495,425
Mohegan Tribal Gaming Auth 7.125%, 8/15/14(a)		600	601,500
The Mosaic Co. 7.625%, 12/01/16(a)(e)(f)		1,435	1,530,069
NewPage Corp. 10.00%, 5/01/12(a)		550	578,875
NRG Energy, Inc. 7.375%, 2/01/16-1/15/17(a)		2,690	2,693,000
Owens Brockway Glass Container, Inc. 6.75%, 12/01/14(a)		835	823,519
PanAmSat Corp. 9.00%, 8/15/14(a)		700	721,000
Peabody Energy Corp. Series B 6.875%, 3/15/13(a)		1,500	1,515,000
Penn National Gaming, Inc. 6.875%, 12/01/11(a)		800	810,000
PetroHawk Energy Corp. Series WI 9.125%, 7/15/13(a)		500	527,500
Plastipak Holdings, Inc. 8.50%, 12/15/15(a)(e)		300	310,500
PSEG Energy Holdings LLC 8.50%, 6/15/11(a)		400	421,011
Quality Distribution LLC 9.00%, 11/15/10(a)		900	857,250
Qwest Capital Funding, Inc. 7.25%, 2/15/11(a)		1,900	1,909,500

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	17

Portfolio of Investments

	Principal Amount (000)		U.S. $ Value

Qwest Corp. 6.875%, 9/15/33(a)	US$	1,000	$935,000
Rainbow National Services LLC 8.75%, 9/01/12(a)(e)		500	518,750
10.375%, 9/01/14(a)(e)		335	367,662
Range Resources Corp. 7.50%, 5/15/16(a)		500	510,000
RBS Global, Inc. and Rexnord Corp. 9.50%, 8/01/14(a)		600	621,000
11.75%, 8/01/16(a)		350	372,750
Realogy Corp. 10.50%, 4/15/14(a)(e)		600	511,500
Regency Energy Partners 8.375%, 12/15/13(a)		533	558,317
Reliant Energy, Inc. 7.625%, 6/15/14(a)		690	695,175
7.875%, 6/15/17(a)		855	860,344
Residential Capital LLC 7.375%, 6/30/10(a)		1,475	1,224,250
7.875%, 6/30/15(a)		1,280	1,033,600
Reynolds American, Inc. 7.25%, 6/01/13(a)		1,350	1,425,206
7.625%, 6/01/16(a)		1,300	1,384,114
RH Donnelley Corp. Series A-1 6.875%, 1/15/13(a)		500	472,500
Series A-3 8.875%, 1/15/16(a)		200	203,750
Rite Aid Corp. 6.875%, 8/15/13(a)		600	495,000
9.25%, 6/01/13(a)		500	475,000
9.375%, 12/15/15(a)(e)		260	241,800
9.50%, 6/15/17(a)(e)		436	407,660
Sbarro, Inc. 10.375%, 2/01/15(a)		200	182,000
Select Medical Corp. 7.625%, 2/01/15(a)		600	537,000
Serena Software, Inc. Series WI 10.375%, 3/15/16(a)		200	206,000
Sierra Pacific Resources 8.625%, 3/15/14(a)		600	635,113
Sirius Satellite Radio, Inc. 9.625%, 8/01/13(a)		400	397,000
Six Flags, Inc. 9.75%, 4/15/13(a)		700	593,250
SLM Corp. 4.50%, 7/26/10(a)		465	435,300
5.125%, 8/27/12(a)		465	420,952
Southern Copper Corp. 7.50%, 7/27/35(a)		3,000	3,257,136

18	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Portfolio of Investments

	Principal Amount (000)		U.S. $ Value

Spectrum Brands, Inc. 7.375%, 2/01/15(a)	US$	645	$496,650
Stater Brothers Holdings 8.125%, 6/15/12(a)		300	305,625
Station Casinos, Inc. 6.625%, 3/15/18(a)		1,905	1,595,437
Sungard Data Systems, Inc. 9.125%, 8/15/13(a)		1,300	1,352,000
Tenet Healthcare Corp. 7.375%, 2/01/13(a)		1,100	932,250
Tenneco, Inc. 8.625%, 11/15/14(a)		300	302,250
Terrestar Networks, Inc. 15.00%, 2/15/14(a)(e)(g)		1,204	1,159,299
Tesoro Corp. 6.50%, 6/01/17(a)(e)		1,380	1,369,650
Time Warner Telecom Holdings, Inc. 9.25%, 2/15/14(a)		500	518,750
Trinity Industries, Inc. 6.50%, 3/15/14(a)		1,250	1,200,000
Trump Entertainment Resorts, Inc. 8.50%, 6/01/15(a)		200	166,500
Turning Stone Resort Casino Enterprise 9.125%, 12/15/10(a)(e)		600	612,000
TXU Corp. Series P 5.55%, 11/15/14(a)		1,050	846,835
Series Q 6.50%, 11/15/24(a)		1,050	841,575
Unisys Corp. 8.00%, 10/15/12(a)		300	284,250
United Rentals North America, Inc. 6.50%, 2/15/12(a)		1,500	1,518,750
Universal City Florida Holding Co. 8.375%, 5/01/10(a)		400	403,000
Vanguard Health Holding Co. 11.25%, 10/01/15(a)(h)		500	373,750
Viant Holdings, Inc. 10.125%, 7/15/17(a)(e)		383	356,190
Visant Corp. 7.625%, 10/01/12(a)		500	508,750
Visteon Corp. 7.00%, 3/10/14(a)		550	427,625
8.25%, 8/01/10(a)		250	220,000
WDAC Subsidiary Corp. 8.375%, 12/01/14(a)(e)		700	700,000
West Corp. 9.50%, 10/15/14(a)		250	258,125
William Lyon Homes, Inc. 10.75%, 4/01/13(a)		500	370,000

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	19

Portfolio of Investments

	Principal Amount (000)		U.S. $ Value

Williams Cos, Inc. 7.625%, 7/15/19(a)	US$	2,805	$3,004,856
Windstream Corp. 8.125%, 8/01/13(a)		450	473,625
8.625%, 8/01/16(a)		450	479,812
WMG Holdings Corp. 9.50%, 12/15/14(a)(h)		1,700	1,190,000
Wynn Las Vegas LLC/Corp. 6.625%, 12/01/14(a)		1,500	1,470,000
XM Satellite Radio, Inc. 9.75%, 5/01/14(a)		395	395,988

			178,758,981

Total Corporates (cost $326,372,743)			319,712,722

MANUFACTURED HOUSING LOANS – FLOATING RATES – 1.1%
Australia – 1.1%
Hbos Treasury 8.43%, 4/13/09(a)(c) (cost $11,468,474)	NZD	15,800	11,973,354

SUPERNATIONALS – 1.0%
Snat – 1.0%
Inter-American Development Bank Series INTL 13.00%, 6/20/08(a) (cost $11,342,591)	ISK	717,000	11,513,886

INFLATION-LINKED SECURITIES – 0.8%
Uruguay – 0.8%
Uruguay Government International Bond 3.70%, 6/26/37(a)	UYU	75,885	3,236,122
4.25%, 4/05/27(a)		97,245	4,404,912
5.00%, 9/14/18(a)		23,143	1,112,233

Total Inflation-Linked Securities (cost $8,170,708)			8,753,267

SUPRANATIONALS – 0.5%
South Africa – 0.5%
International Bank for Reconstruction & Development Series GMTN 9.75%, 8/02/10(a) (cost $5,292,610)	ZAR	36,530	5,264,296

20	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Portfolio of Investments

	Shares		U.S. $ Value

EQUITIES – WARRANTS – 0.2%
Central Bank of Nigeria, expiring 11/15/20(a)*		10,750	$2,741,250
Republic of Venezuela, expiring 4/15/20(a)*		45,599	0

Total Equities – Warrants (cost $0)			2,741,250

	Principal Amount (000)
REGIONALS – 0.1%
Colombia – 0.1%
Bogota Distrio Capital 9.75%, 7/26/28(a)(e) (cost $1,195,243)	COP	2,871,000	1,362,835

U.S. TREASURIES – 0.1%
U.S. Treasury Bond – 0.1%
4.50%, 5/15/17(a) (cost $735,952)	US$	750	745,781

SHORT-TERM INVESTMENTS – 0.9%
Time Deposit – 0.9%
The Bank of New York 3.75%, 10/01/07		525	525,000
Society Generale 4.95%, 10/01/07		9,100	9,100,000

Total Short-Term Investments (cost $9,625,000)			9,625,000

Total Investments – 107.4%
(cost $1,139,771,971)			1,206,434,872
Other assets less liabilities – (7.4)%			(82,732,279)

Net Assets – 100.0%			$1,123,702,593

CREDIT DEFAULT SWAP CONTRACTS (see Note C)

Swap Counterparty & Referenced Obligation	Notional Amount (000)	Interest Rate	Termination Date	Unrealized Appreciation/ (Depreciation)
Sale Contracts:
Citigroup Global Markets, Inc. (Federal Republic of Brazil 12.25% 3/6/30)	$21,380	3.09%	8/20/10	$1,543,528
Citigroup Global Markets, Inc. (Republic of Philippines 10.625% 3/16/25)	4,590	4.95	3/20/09	296,432
JPMorgan Chase (OAO Gazprom 10.50% 10/21/09)	12,210	1.04	10/20/10	108,250
Lehman Brothers (Republic of Venzuela 9.25% 9/15/27)	11,430	0.69	4/20/08	(15,060)
Lehman Brothers (TRS 2% Issuer Cap Constrained HY Index 7/1/08)	25,000	4.52	7/01/08	541,817
Morgan Stanley (Federal Republic of Brazil 10.125% 5/15/27)	8,000	17.75	2/13/08	718,247

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	21

Portfolio of Investments

FORWARD CURRENCY EXCHANGE CONTRACTS (see Note C)

	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at September 30, 2007	Unrealized Appreciation/ (Depreciation)
Buy Contracts:
Mexican Nuevo Peso settling 10/04/07	55,025	$4,933,763	$5,029,490	$95,727
Mexican Nuevo Peso settling 10/04/07	29,834	2,674,906	2,726,894	51,988
Sale Contracts:
Mexican Nuevo Peso settling 10/04/07	258,387	23,478,233	23,617,449	(139,216)

REVERSE REPURCHASE AGREEMENTS (see Note C)

Broker	Interest Rate	Maturity	Amount
JPMorgan Chase	4.50%	12/31/07	$14,208,148
JPMorgan Chase	4.75	12/31/07	18,567,784
JPMorgan Chase	4.75	12/31/07	18,216,196
JPMorgan Chase	4.85	12/31/07	13,698,430
JPMorgan Chase	4.90	12/31/07	43,930,891

			$108,621,449

(a)	Position, or a portion thereof, has been segregated to collateralize forward currency exchange contracts. The aggregate market value of these securities amounted to $1,087,366,670.

(b)	Variable rate coupon, rate shown as of September 30, 2007.

(c)	Floating Rate Security. Stated interest rate was in effect at September 30, 2007.

(d)	Position, or a portion thereof, has been segregated to collateralize reverse repurchase agreements. The aggregate market value of these securities amounted to $108,988,102.

(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2007, the aggregate market value of these securities amounted to $315,963,002 or 28.1% of net assets.

(f)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at September 30, 2007.

(g)	Pay-In-Kind Payments (PIK).

(h)	Indicates a security that has a zero coupon that remains in effect until a predetermined date at which time the stated coupon rate becomes effective until final maturity.

*	Non-income producing security.

Currency	Abbreviations:

ARS	– Argentine Peso
BRL	– Brazilian Real
COP	– Colombian Peso
CRC	– Costa Rica Colón
DOP	– Dominican Peso
HUF	– Hungarian Forint
IDR	– Indonesian Rupiah
ISK	– Icelandic Krona
MXN	– Mexican Peso
NZD	– New Zealand Dollar
PEN	– Peruvian New Sol
RUB	– Russia Ruble
TRY	– New Turkish Lira
UYU	– Uruguayan Peso
ZAR	– South African Rand

See notes to financial statements.

22	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Portfolio of Investments

STATEMENT OF ASSETS & LIABILITIES

September 30, 2007 (unaudited)

Assets
Investments in securities, at value (cost $1,139,771,971)	$1,206,434,872
Foreign cash, at value (cost $1,418,646)	1,483,189
Unrealized appreciation of swap contracts	3,208,274
Unrealized appreciation of forward currency exchange contracts	147,715
Interest receivable	24,246,176
Receivable for investment securities sold	3,619,784

Total assets	1,239,140,010

Liabilities
Due to custodian	504,320
Due to broker	2,275,003
Unrealized depreciation of forward currency exchange contracts	139,216
Unrealized depreciation of swap contracts	15,060
Reverse repurchase agreements	108,621,449
Payable for investment securities purchased	2,457,845
Advisory fee payable	807,063
Administrative fee payable	4,358
Accrued expenses	613,103

Total liabilities	115,437,417

Net Assets	$1,123,702,593

Composition of Net Assets
Capital stock, at par	$763,361
Additional paid-in capital	1,032,696,939
Distributions in excess of net investment income	(1,536,770)
Accumulated net realized gain on investment and foreign currency transactions	21,722,222
Net unrealized appreciation of investments and foreign currency denominated assets and liabilities	70,056,841

$1,123,702,593

Net Asset Value Per Share—100 million shares of capital stock authorized, $.01 par value

(based on 76,336,108 shares outstanding)	$14.72

See notes to financial statements.

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	23

Statement of Assets & Liabilities

STATEMENT OF OPERATIONS

Six Months Ended September 30, 2007 (unaudited)

Investment Income
Interest		$49,030,157
Expenses
Advisory fee (see Note B)	$4,989,465
Custodian	302,156
Printing	87,329
Administrative	62,127
Legal	51,642
Audit	38,359
Registration	27,221
Directors’ fees	21,110
Transfer agency	20,571
Miscellaneous	20,246

Total expenses before interest expense	5,620,226
Interest expense	3,688,827

Total expenses		9,309,053

Net investment income		39,721,104

Realized and Unrealized Gain (Loss) on Investment and Foreign Currency Transactions
Net realized gain on:
Investment transactions		19,790,494
Swap contracts		1,485,265
Foreign currency transactions		1,030,976
Net change in unrealized appreciation/depreciation of:
Investments		(20,799,688)
Swap contracts		(721,385)
Foreign currency denominated assets and liabilities		256,597

Net gain on investment and foreign currency transactions		1,042,259

Net Increase in Net Assets from Operations		$40,763,363

See notes to financial statements.

24	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Statement of Operations

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2007 (unaudited)	Year Ended March 31, 2007
Increase (Decrease) in Net Assets from Operations
Net investment income	$39,721,104	$61,755,409
Net realized gain on investment and foreign currency transactions	22,306,735	40,545,294
Net change in unrealized appreciation/depreciation of investments and foreign currency denominated assets and liabilities	(21,264,476)	7,628,258

Net increase in net assets from operations	40,763,363	109,928,961
Dividends and Distributions to Shareholders from
Net investment income	(43,214,521)	(66,464,867)
Net realized gain on investment and foreign currency transactions	(18,197,504)	– 0	–
Common Stock Transactions
Shares issued in connection with the acquisition of Alliance World Dollar Government Fund, Inc	117,099,497 (a)	– 0	–

Total increase	96,450,835	43,464,094
Net Assets
Beginning of period	1,027,251,758	983,787,664

End of period (including distributions in excess of net investment income of $(1,536,770) and undistributed net investment income of $1,956,647, respectively)	$1,123,702,593	$1,027,251,758

(a)	Net of $1,844 paid to shareholders in lieu of fractional shares.

See notes to financial statements.

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	25

Statement of Changes in Net Assets

STATEMENT OF CASH FLOWS

Six Months Ended September 30, 2007 (unaudited)

Increase (Decrease) in Cash from Operating Activities:
Interest received	$46,509,986
Interest expense paid	(4,250,834)
Operating expenses paid	(5,838,572)

Net increase in cash from operating activities		$36,420,580
Investing Activities:
Purchases of long-term investments	(328,588,993)
Purchases of short-term investments, net	(13,042,644)
Proceeds from disposition of long-term investments	367,029,109
Proceeds from swap contracts	1,485,265
Realized currency gain on foreign forward currency contracts closed	398,420
Decrease in foreign currency, at value	1,483,189

Net increase in cash from investing activities		28,764,346
Financing Activities:
Increase in reverse repurchase agreements	8,632
Due to custodian	(504,320)
Due to broker	(2,275,003)
Effect of exchange rate on cash	(27,429)
Cash dividends paid	(61,412,025)

Net decrease in cash from financing activities		(64,210,145)

Net increase in cash		974,781
Cash at beginning of period		4,088

Cash at end of period		$978,869

Reconciliation of Net Increase in Net Assets from Operations to Net Increase in Cash from Operating Activities:
Net increase in net assets from operations		$40,763,363
Adjustments:
Increase in interest receivable	$(5,721,153)
Net realized gain on investment and foreign currency transactions	(22,306,735)
Net change in unrealized appreciation/depreciation of investments and foreign currency denominated assets and liabilities	21,264,476
Accretion of bond discount and amortization of bond premium	3,200,982
Decrease in interest payable	(562,007)
Decrease in accrued expenses	(218,346)

Total adjustments		(4,342,783)

Net Increase in Cash from Operating Activities		$36,420,580

See notes to financial statements.

26	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Statement of Cash Flows

NOTES TO FINANCIAL STATEMENTS

September 30, 2007 (unaudited)

NOTE A

Significant Accounting Policies

AllianceBernstein Global High Income Fund, Inc. (the “Fund”), formerly Alliance World Dollar Government Fund II, Inc. was incorporated under the laws of the State of Maryland on May 20, 1993 and is registered under the Investment Company Act of 1940 as a non-diversified, closed-end management investment company. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities are valued at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are deemed unreliable, at “fair value” as determined in accordance with procedures established by and under the general supervision of the Fund’s Board of Directors.

In general, the market value of securities which are readily available and deemed reliable are determined as follows. Securities listed on a national securities exchange (other than securities listed on The NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed put or call options are valued at the last sale price. If there has been no sale on that day, such securities will be valued at the closing bid prices on that day; open futures contracts and options thereon are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; securities traded in the over-the-counter market, (“OTC”) are valued at the mean of the current bid and asked prices as reported by the National Quotation Bureau or other comparable sources; U.S. Government securities and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost if their original maturity was 60 days or less; or by amortizing their fair value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days; fixed-income securities, including mortgage backed and asset backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker/dealers. In cases where broker/dealer quotes are obtained, AllianceBernstein L.P. (the “Adviser”) may establish

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	27

Notes to Financial Statements

procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security; and OTC and other derivatives are valued on the basis of a quoted bid price or spread from a major broker/dealer in such security.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because, most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities.

2. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at the rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, foreign currency exchange contracts, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation and depreciation of investments and foreign currency denominated assets and liabilities.

3. Taxes

It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

28	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Notes to Financial Statements

4. Investment Income and Investment Transactions

Interest income is accrued daily. Investment transactions are accounted for on the date securities are purchased or sold. Investment gains and losses are determined on the identified cost basis. The Fund amortizes premiums and accretes discounts as adjustments to interest income.

5. Dividends and Distributions

Dividends and distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. generally accepted accounting principles. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the Investment Advisory Agreement, the Fund pays the Adviser an advisory fee at an annual rate of .90% of the Fund’s average weekly net assets. Prior to October 1, 2005, the Fund paid the Adviser an advisory fee at an annual rate of 1.00% of the Fund’s average weekly net assets. Such fee is accrued daily and paid monthly.

Pursuant to the Administration Agreement in effect until October 1, 2005, the Fund paid the Adviser an administrative fee of .15% of the Fund’s average weekly net assets. Effective that date pursuant to an Amended Administration Agreement, the Fund reimburses the Adviser for its costs, including legal and accounting costs, in serving as Administrator of the Fund; provided, however, that the reimbursement may not exceed the prior fee of .15% of average weekly net assets. For the six months ended September 30, 2007, the Fund paid the Adviser $62,127 for its administrative services, representing .01% of the Fund’s average weekly net assets.

Under the terms of a Shareholder Inquiry Agency Agreement with AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, the Fund reimburses ABIS for costs relating to servicing phone inquiries on behalf of the Fund. During the six months ended September 30, 2007, there was no reimbursement paid to ABIS.

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	29

Notes to Financial Statements

NOTE C

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended September 30, 2007, were as follows:

	Purchases	Sales
Investment securities (excluding
U.S. government securities)	$324,759,267	$341,862,530
U.S. government securities	735,762	–0–

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation (excluding swap contracts and foreign currency transactions) are as follows:

Gross unrealized appreciation	$81,978,696
Gross unrealized depreciation	(15,315,795)

Net unrealized appreciation	$66,662,901

1. Forward Currency Exchange Contracts

The Fund may enter into forward currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to hedge certain firm purchase and sale commitments denominated in foreign currencies and for investment purposes. A forward currency exchange contract is a commitment to purchase or sell a foreign currency on a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on foreign currency transactions.

Fluctuations in the value of open forward currency exchange contracts are recorded for financial reporting purposes as unrealized appreciation and depreciation by the Fund.

The Fund’s custodian will place and maintain cash not available for investment or other liquid assets in a separate account of the Fund having a value at least equal to the aggregate amount of the Fund’s commitments under forward currency exchange contracts entered into with respect to position hedges.

Risks may arise from the potential inability of the counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currencies relative to the U.S. dollar. The face or contract amount, in U.S. dollars reflects the total exposure the Fund has in that particular currency contract.

2. Option Transactions

For hedging and investment purposes, the Fund may purchase and write (sell) put and call options on U.S. and foreign government securities and foreign currencies that are traded on U.S. and foreign securities exchanges and over-the-counter markets.

30	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Notes to Financial Statements

The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

When the Fund writes an option, the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from written options which expire unexercised are recorded by the Fund on the expiration date as realized gains from options written. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium received is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium received is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium received reduces the cost basis of the security or currency purchased by the Fund. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Fund could result in the Fund’s selling or buying a security or currency at a price different from the current market value.

For the six months ended September 30, 2007, the Fund had no transactions in written options.

3. Swap Agreements

The Fund may enter into swaps to hedge its exposure to interest rates and credit risk or for investment purposes. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The loss incurred by the failure of a counterparty is generally limited to the net interim payment to be received by the Fund, and/or the termination value at the end of the contract. Therefore, the Fund considers the creditworthiness of each counterparty to a swap contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying securities.

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	31

Notes to Financial Statements

The Fund accrues for the interim payments on swap contracts on a daily basis, with the net amount recorded within unrealized appreciation/depreciation of swap contracts on the statement of assets and liabilities. Once the interim payments are settled in cash, the net amount is recorded as realized gain/loss on swaps, in addition to realized gain/loss recorded upon the termination of swap contracts on the statement of operations. Fluctuations in the value of swap contracts are recorded as a component of net change in unrealized appreciation/depreciation of investments.

The Fund may enter into credit default swaps. The Fund may purchase credit protection on the referenced obligation of the credit default swap (“Buy Contract”) or provide credit protection on the referenced obligation of the credit default swap (“Sale Contract”). A sale/(buy) in a credit default swap provides upon the occurrence of a credit event, as defined in the swap agreement, for the Fund to buy/(sell) from/(to) the counterparty at the notional amount (the “Notional Amount”) and receive/(deliver) the principal amount of the referenced obligation. If a credit event occurs, the maximum payout amount for a Sale Contract is limited to the Notional Amount of the swap contract (“Maximum Payout Amount”). During the term of the swap agreement, the Fund receives/(pays) fixed payments from/(to) the respective counterparty, calculated at the agreed upon interest rate applied to the Notional Amount. These interim payments are recorded within unrealized appreciation/depreciation of swap contracts on the statement of assets and liabilities.

Credit default swaps may involve greater risks than if a Fund had invested in the referenced obligation directly. Credit default swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. If the Fund is a buyer and no credit event occurs, it will lose its investment. In addition, if the Fund is a seller and a credit event occurs, the value of the referenced obligation received by the Fund coupled with the periodic payments previously received, may be less than the Maximum Payout Amount it pays to the buyer, resulting in a loss to the Fund.

At September 30, 2007, the Fund had Sale Contracts outstanding with Maximum Payout Amounts aggregating $82,610,000, with net unrealized appreciation of $3,193,214 and terms ranging from 5 months to 3 years, as reflected in the portfolio of investments.

In certain circumstances, the Fund may hold Sale Contracts on the same referenced obligation and with the same counterparty from which it has purchased credit protection, which may reduce its obligation to make payments on Sale Contracts, if a credit event occurs. At September 30, 2007, the Fund had no Buy Contracts outstanding with the same referenced obligations and same counterparties as Sales Contracts outstanding.

32	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Notes to Financial Statements

4. Reverse Repurchase Agreements

Under a reverse repurchase agreement, the Fund sells securities and agrees to repurchase them at a mutually agreed upon date and price. At the time the Fund enters into a reverse repurchase agreement, it will establish a segregated account with the custodian containing liquid assets having a value at least equal to the repurchase price.

For the six months ended September 30, 2007, the average amount of reverse repurchase agreements outstanding was $165,182,622 and the daily weighted average interest rate was 4.85%.

NOTE D

Capital Stock

During the six months ended September 30, 2007 and the year ended March 31, 2007, the Fund issued no shares in connection with the Fund’s dividend reinvestment plan.

NOTE E

Risks Involved in Investing in the Fund

Interest Rate Risk and Credit Risk — Interest rate risk is the risk that changes in interest rates will affect the value of the Fund’s investments in fixed-income debt securities such as bonds or notes. Increases in interest rates may cause the value of the Fund’s investments to decline. Credit risk is the risk that the issuer or guarantor of a debt security, or the counterparty to a derivative contract, will be unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. The degree of risk for a particular security may be reflected in its credit risk rating. Credit risk is greater for medium quality and lower-rated securities. Lower-rated debt securities and similar unrated securities (commonly known as “junk bonds”) have speculative elements or are predominantly speculative risks.

Foreign Securities Risk — Investing in securities of foreign companies or foreign governments involves special risks which include changes in foreign currency exchange rates and the possibility of future political and economic developments which could adversely affect the value of such securities. Moreover, securities of many foreign companies or foreign governments and their markets may be less liquid and their prices more volatile than those of comparable U.S. companies and the U.S. government.

Indemnification Risk — In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote.

Leverage Risk — The Fund may use certain investment techniques that have increased risks. For example, the Fund may use leverage, through borrowings, to

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	33

Notes to Financial Statements

enhance its returns. For this purpose, the Fund may use reverse repurchase agreements and dollar rolls, which are considered borrowings, as part of its investment strategy. Borrowings allow the Fund to increase the amount of money available to invest in debt securities. As long as the income from the securities financed is greater than the interest cost of the borrowings, the Fund’s investors benefit from higher returns than if the Fund were not leveraged.

The use of leverage, which is usually considered speculative, involves certain risks to stockholders. These include a higher volatility of the NAV of the common stock caused by favorable or adverse changes in interest rates. In addition, fluctuations in the interest rates on a fund’s borrowings will affect the return to stockholders, with increases in interest rates decreasing the fund’s return.

To the extent that the current interest rate on a fund’s borrowings approaches the net return on the leveraged portion of the fund’s investment portfolio, the benefit of leverage to stockholders will be reduced. If the current interest rate on the borrowings were to exceed the net return on that portion of the fund’s portfolio, the fund’s leverage would result in a lower rate of return to stockholders and in a lower NAV than if a fund were not leveraged.

NOTE F

Acquisition of Alliance World Dollar Government Fund, Inc. by AllianceBernstein Global High Income Fund (the “Fund”)

On April 13, 2007, the Fund acquired all of the net assets and assumed all of the liabilities of Alliance World Dollar Government Fund, Inc. (“AWG”) in a tax free event, pursuant to an Agreement and Plan of Acquisition and Liquidation approved by the stockholders of AWG at a Special Meeting of Stockholders held on January 19, 2007. As a result of the acquisition, stockholders of AWG received shares of the Fund equivalent to the aggregate net asset value of the shares they held in AWG. Stockholders participating in AWG’s dividend reinvestment plan received full and fractional shares of the Fund. Other stockholders received cash in lieu of fractional shares. On April 13, 2007, the acquisition was accomplished by a tax-free exchange of 8,687,393 shares of the Fund for 8,897,498 shares of Alliance World Dollar Government Fund, Inc. The aggregate net assets of the Fund and Alliance World Dollar Government Fund, Inc. immediately before the acquisition were $1,001,015,961 and $128,584,856 (including $11,483,514 of net unrealized depreciation of investments and foreign currency denominated assets and liabilities), respectively. Immediately after the acquisition, the combined net assets of the Fund amounted to $1,129,600,816.

34	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Notes to Financial Statements

NOTE G

Distributions to Shareholders

The tax character of distributions to be paid for the year ending March 31, 2008 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended March 31, 2007 and March 31, 2006 were as follows:

	2007	2006
Distributions paid from:
Ordinary income	$66,464,867	$60,647,076

Total taxable distributions	66,464,867	60,647,076

Total distributions paid	$66,464,867	$60,647,076

As of March 31, 2007, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed ordinary income	$10,348,257
Undistributed long-term capital gains	14,268,618	(a)
Unrealized appreciation/(depreciation)	86,274,080	(b)

Total accumulated earnings/(deficit)	$110,890,955

(a)	During the fiscal year, the Fund utilized capital loss carryforwards of $17,972,214.

(b)

The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales, the difference between book and tax amortization methods for premium and the difference between book and tax treatment of swap income.

NOTE H

Legal Proceedings

As has been previously reported, the staff of the U.S. Securities and Exchange Commission (“SEC”) and the Office of the New York Attorney General (“NYAG”) have been investigating practices in the mutual fund industry identified as “market timing” and “late trading” of mutual fund shares. Certain other regulatory authorities have also been conducting investigations into these practices within the industry and have requested that the Adviser provide information to them. The Adviser has been cooperating and will continue to cooperate with all of these authorities. The shares of the Fund are not redeemable by the Fund, but are traded on an exchange at prices established by the market. Accordingly, the Fund and its shareholders are not subject to the market timing and late trading practices that are the subject of the investigations mentioned above or the lawsuits described below.

Numerous lawsuits have been filed against the Adviser and certain other defendants in which plaintiffs make claims purportedly based on or related to the same practices that are the subject of the SEC and NYAG investigations referred to above. Some of these lawsuits name the Fund as a party. The lawsuits are now

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	35

Notes to Financial Statements

pending in the United States District Court for the District of Maryland pursuant to a ruling by the Judicial Panel on Multidistrict Litigation transferring and centralizing all of the mutual funds involving market and late trading in the District of Maryland (the “Mutual Fund MDL”).

The Adviser believes that these matters are not likely to have a material adverse effect on the Fund or the Adviser’s ability to perform advisory services relating to the Fund.

NOTE I

Recent Accounting Pronouncements

On July 13, 2006, the Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing a fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded in the current period. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. On December 22, 2006, the Securities and Exchange Commission notified the industry that the implementation of FIN 48 by registered investment companies could be delayed until the last business day of the first required financial statement reporting period for fiscal years beginning after December 15, 2006. On September 28, 2007, the Portfolio implemented FIN 48 which supplements FASB 109, “Accounting for Income Taxes”, and determined that there was no effect on the financial statements.

On September 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 157 and its impact on the financial statements has not yet been determined.

36	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Notes to Financial Statements

FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Common Stock Outstanding Throughout Each Period

Six Months Ended September 30, 2007 (unaudited)	Year Ended March 31,
2007	2006	2005	2004(a)	2003

Net asset value, beginning of period	$ 15.19	$ 14.54	$ 13.55	$ 13.59	$ 11.42	$ 10.58

Income From Investment Operations
Net investment income(b)	.53	.91	.90	.87	.99	1.07
Net realized and unrealized gain (loss) on investment transactions	(.14)	.72	.99	(.08)	2.36	.83

Net increase in net asset value from operations	.39	1.63	1.89	.79	3.35	1.90

Less: Dividends and Distributions
Dividends from net investment income	(.59)	(.98)	(.90)	(.83)	(1.18)	(1.06)
Distributions from net realized gain on investment and foreign currency transactions	(.27)	— 0	—	— 0	—	— 0	—	— 0	—	— 0	—

Total dividends and distributions	(.86)	(.98)	(.90)	(.83)	(1.18)	(1.06)

Net asset value, end of period	$ 14.72	$ 15.19	$ 14.54	$ 13.55	$ 13.59	$ 11.42

Market value, end of period	$ 13.60	$ 13.85	$ 12.59	$ 11.80	$ 12.91	$ 10.91

Discount	(7.61)%	(8.82)%	(13.41)%	(12.92)%	(5.00)%	(4.47)%
Total Return
Total investment return based on:(c)
Market value	4.48%	18.52%	14.62%	(1.96)%	29.27%	17.72%
Net asset value	3.10%	12.55%	15.28%	6.94%	30.01%	20.20%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,123,703	$1,027,252	$983,788	$916,838	$919,453	$889,435
Ratio to average net assets of:
Expenses	1.68	%(d)	1.68%	1.23%	1.30%	1.29%	1.49%
Expenses, excluding interest expense	1.01	%(d)	1.06%	1.15%	1.28%	1.25%	1.35%
Net investment income	7.16	%(d)	6.24%	6.33%	6.50%	7.65%	10.53%
Portfolio turnover rate	27%	68%	79%	147%	158%	121%

See footnote summary on page 41.

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	37

Financial Highlights

(a)	As of April 1, 2003, the Fund has adopted the method of accounting for interim payments on swap contracts in accordance with Financial Accounting Standards Board Statement No. 133. These interim payments are reflected within net realized and unrealized gain (loss) on swap contracts, however prior to April 1, 2003, these interim payments were reflected within interest income/expense on the statement of operations. The effect of this change for the year ended March 31, 2004, was to decrease net investment income per share by $0.06 and increase net realized and unrealized gain (loss) on investment transactions per share by $0.06, and decrease the ratios of net investment income and expenses to average net assets by 0.50% and 0.20%, respectively.

(b)	Based on average shares outstanding.

(c)	Total investment return is calculated assuming a purchase of common stock on the opening of the first day and a sale on the closing of the last day of each period reported. Dividends and distributions, if any, are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund’s Dividend Reinvestment Plan. Generally, total investment return based on net asset value will be higher than total investment return based on market value in periods where there is an increase in the discount or a decrease in the premium of the market value to the net asset value from the beginning to the end of such periods. Conversely, total investment return based on net asset value will be lower than total investment return based on market value in periods where there is a decrease in the discount or an increase in the premium of the market value to the net asset value from the beginning to the end of such periods. Total investment return calculated for a period of less than one year is not annualized.

(d)	Annualized.

38	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Financial Highlights

BOARD OF DIRECTORS

William H. Foulk, Jr.(1), Chairman

Marc O. Mayer, President and Chief Executive Officer

David H. Dievler(1)

John H. Dobkin(1)

Michael J. Downey(1)

D. James Guzy(1)

Nancy P. Jacklin(1)

Marshall C. Turner, Jr.(1)

Earl D. Weiner(1)

OFFICERS

Philip L. Kirstein, Senior Vice President and Independent Compliance Officer

Paul J. DeNoon(2), Vice President

Emilie D. Wrapp, Secretary

Joseph J. Mantineo, Treasurer and Chief Financial Officer

Vincent S. Noto, Controller

Administrator

AllianceBernstein, L.P.

1345 Avenue of the Americas

New York, NY 10105

Custodian

The Bank of New York

One Wall Street

New York, NY 10286

Dividend Paying Agent,

Transfer Agent and Registrar

Computershare Trust Company, N.A.

P.O. Box 43010

Providence, RI 02940-3010

Independent Registered Public Accounting Firm Ernst & Young LLP 5 Times Square New York, NY 10036 Legal Counsel Seward & Kissel LLP One Battery Park Plaza New York, NY 10004

(1)	Member of the Audit Committee, the Governance and Nominating Committee, and the Independent Directors Committee.

(2)	The day-to-day management of, and investment decisions for, the Fund’s portfolio are made by the Global Fixed Income Emerging Market Investment Team. While all members of the team work jointly to determine the majority of the investment strategy including stock selection for the Fund, Messrs. Paul J. DeNoon, Fernando Grisales, Michael Mon, Douglas Peebles and Matthew Sheridan, members of the Global Fixed Income Emerging Market Investment Team, are primarily responsible for the day-to-day management of the Fund’s portfolio.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940 that the Fund may purchase at market prices from time-to-time shares of its Common Stock in the open market.

This report, including the financial statements therein, is transmitted to the shareholders of AllianceBernstein Global High Income Fund for their information. This is not a prospectus, circular or representation intended for use in the purchase of shares of the Fund or any securities mentioned in this report.

Annual Certifications — As required, on April 26, 2007, the Fund submitted to the New York Stock Exchange (“NYSE”) the annual certification of the Fund’s Chief Executive Officer certifying that he is not aware of any violation of the NYSE’s Corporate Governance listing standards. The Fund also has included the certifications of the Fund’s Chief Executive Officer and Chief Financial Officer required by Section 302 of the Sarbanes-Oxley Act of 2002 as exhibits to the Fund’s Form N-CSR filed with the Securities and Exchange Commission for the reporting period.

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	39

Board of Directors

SUMMARY OF GENERAL INFORMATION

Shareholder Information

The daily net asset value of the Fund’s shares is available from the Fund’s Transfer Agent by calling (800) 219-4218. The Fund also distributes its daily net asset value (NAV) to various financial publications or independent organizations such as Lipper, Inc., Morningstar, Inc. and Bloomberg. The Fund’s NYSE trading symbol is “AWF.” Weekly comparative net asset value and market price information about the Fund is published each Monday in The Wall Street Journal, each Sunday in The New York Times and each Saturday in Barron’s and other newspapers in a table called “Closed-End Funds.”

Information Regarding New or Amended Investment Policies

The Fund’s Board of Directors recently approved a broader investment policy that permits the Fund to invest in other investment companies to the full extent permitted by the Investment Company Act of 1940 (the “1940 Act”) and the rules thereunder. The Board of Directors also approved the Fund’s investments of uninvested cash balances in an affiliated money market fund as permitted by Rule 12d1-1 under the 1940 Act.

Dividend Reinvestment Plan

If your shares are held in your own name, you will automatically be a participant in the Plan unless you elect to receive cash. If your shares are held in nominee or street name through a broker or nominee who provides this service, you will also automatically be a participant in the Plan. If your shares are held in the name of a broker or nominee who does not provide this service, you will need to instruct them to participate in the Plan on your behalf or your distributions will not be reinvested. In such case, you will receive your distributions in cash.

For questions concerning shareholder account information, or if you would like a brochure describing the Dividend Reinvestment Plan, please call Computershare Trust Company, N.A. at (800) 219-4218.

Summary of General Information

40	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

THIS PAGE IS NOT PART OF THE SHAREHOLDER REPORT OR THE FINANCIAL STATEMENTS

ALLIANCEBERNSTEIN FAMILY OF FUNDS

Wealth Strategies Funds

Balanced Wealth Strategy

Wealth Appreciation Strategy

Wealth Preservation Strategy

Tax-Managed Balanced Wealth Strategy

Tax-Managed Wealth Appreciation Strategy

Tax-Managed Wealth Preservation Strategy

Blended Style Funds

U.S. Large Cap Portfolio

International Portfolio

Tax-Managed International Portfolio

Growth Funds

Domestic

Growth Fund

Mid-Cap Growth Fund

Large Cap Growth Fund

Small Cap Growth Portfolio

Global & International

Global Health Care Fund

Global Research Growth Fund

Global Technology Fund

Greater China ‘97 Fund

International Growth Fund

International Research Growth Fund

Value Funds

Domestic

Balanced Shares

Focused Growth & Income Fund

Growth & Income Fund

Small/Mid-Cap Value Fund

Utility Income Fund

Value Fund

Global & International

Global Real Estate Investment Fund*

Global Value Fund

International Value Fund

Taxable Bond Funds

Global Bond Fund*

Corporate Bond Portfolio

Emerging Market Debt Fund

Diversified Yield Fund*

High Yield Fund

Intermediate Bond Portfolio

Short Duration Portfolio

Municipal Bond Funds

National Insured National Arizona California Insured California Florida Massachusetts	Michigan Minnesota New Jersey New York Ohio Pennsylvania Virginia

Intermediate Municipal Bond Funds

Intermediate California

Intermediate Diversified

Intermediate New York

Closed-End Funds

All-Market Advantage Fund

AllianceBernstein Global High Income Fund*

AllianceBernstein Income Fund*

AllianceBernstein National Municipal Income    Fund*

ACM Managed Dollar Income Fund

California Municipal Income Fund

New York Municipal Income Fund

The Spain Fund

Retirement Strategies Funds

2000 Retirement Strategy	2020 Retirement Strategy	2040 Retirement Strategy
2005 Retirement Strategy	2025 Retirement Strategy	2045 Retirement Strategy
2010 Retirement Strategy	2030 Retirement Strategy	2050 Retirement Strategy
2015 Retirement Strategy	2035 Retirement Strategy	2055 Retirement Strategy

We also offer Exchange Reserves,** which serves as the money market fund exchange vehicle for the AllianceBernstein mutual funds.

You should consider the investment objectives, risks, charges and expenses of any AllianceBernstein fund/portfolio carefully before investing. For free copies of our prospectuses, which contain this and other information, visit us online at www.alliancebernstein.com or contact your financial advisor. Please read the prospectus carefully before investing.

*	Prior to January 26, 2007, AllianceBernstein Global High Income Fund was named Alliance World Dollar Government Fund II and AllianceBernstein Income Fund was named ACM Income Fund. Prior to March 1, 2007, Global Real Estate Investment Fund was named Real Estate Investment Fund. Prior to May 18, 2007, AllianceBernstein National Municipal Income Fund was named National Municipal Income Fund. Prior to November 5, 2007, Diversified Yield Fund was named Global Strategic Income Trust and Global Bond Fund was named Global Government Income Trust.

**	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	41

AllianceBernstein Family of Funds

NOTES

42	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

NOTES

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	43

NOTES

44	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Privacy Notice (This information is not part of the Shareholder Report.)

AllianceBernstein L.P., the AllianceBernstein Family of Funds and AllianceBernstein Investments, Inc. (collectively, “AllianceBernstein” or “we”) understand the importance of maintaining the confidentiality of our clients’ nonpublic personal information. Nonpublic personal information is personally identifiable financial information about our clients who are natural persons. To provide financial products and services to our clients, we may collect information about clients from sources, including: (1) account documentation, including applications or other forms, which may contain information such as a client’s name, address, phone number, social security number, assets, income, and other household information, (2) clients’ transactions with us and others, such as account balances and transactions history, and (3) information from visitors to our websites provided through online forms, site visitorship data, and online information collecting devices known as “cookies.”

It is our policy not to disclose nonpublic personal information about our clients (or former clients) except to our affiliates, or to others as permitted or required by law. From time to time, AllianceBernstein may disclose nonpublic personal information that we collect about our clients (or former clients), as described above, to non-affiliated third parties, including those that perform processing or servicing functions and those that provide marketing services for us or on our behalf under a joint marketing agreement that requires the third party provider to adhere to AllianceBernstein’s privacy policy. We have policies and procedures to safeguard nonpublic personal information about our clients (and former clients) that include restricting access to such nonpublic personal information and maintaining physical, electronic and procedural safeguards, that comply with applicable standards, to safeguard such nonpublic personal information.

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

1345 Avenue of the Americas

New York, NY 10105

800.221.5672

GHIF-0152-0907

ITEM 2.	CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Please see Schedule of Investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

There have been no purchases of equity securities by the Fund or by affiliated parties for the reporting period.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Directors since the Fund last provided disclosure in response to this item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

The following exhibits are attached to this Form N-CSR:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

12(b)(1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

12(b)(2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

12(c)	Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Global High Income Fund , Inc.

By:	/s/ Marc O. Mayer
Marc O. Mayer President

Date:	November 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marc O Mayer
Marc O. Mayer
President

Date:	November 26, 2007

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo Treasurer and Chief Financial Officer

Date:	September 26, 2007